Corporate information	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Corporate information
Corporate information
Sequans Communications S.A. (“Sequans”) is organized as a limited liability company (“société anonyme”) incorporated and domiciled in the Republic of France, with its principal place of business at 15-55 boulevard Charles de Gaulle, 92700 Colombes, France. Sequans, together with its subsidiaries (the “Company”), is a fabless designer, developer and provider of cellular semiconductor chips and modules for Massive, Broadband and Critical Internet of Things (IoT) markets. The Company’s semiconductor solutions incorporate baseband processor and radio frequency transceiver integrated circuits along with its proprietary signal processing techniques, algorithms and software stacks. For 5G/4G Massive IoT applications, the Company provides a comprehensive product portfolio based on its Monarch LTE-M/NB-IoT and Calliope Cat 1 chip platforms, featuring low power consumption, a large set of integrated functionalities, and a global deployment capability. For 5G/4G Broadband and Critical IoT applications, the Company offers a product portfolio based on its Cassiopeia Cat 4/Cat 6 and high-end Taurus 5G chip platforms, optimized for low-cost residential, enterprise, and industrial applications.